Fair Value, Assets and Liabilities Measured on Recurring Basis Level 3 Reconciliation Breakout (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Trading Securities And Trading Assets [Member]
Assets:
Purchases	$ 411	$ 1,146	$ 1,183
Sales	(410)	(1,283)	(1,341)
Issuances	0	0	1
Settlements	(5)	(22)	(47)
Purchases, sales, issuances and settlements, net	(4)	(159)	(204)
Trading Securities [Member]
Assets:
Purchases	411	1,142	1,172
Sales	(410)	(1,256)	(1,340)
Issuances	0	0	0
Settlements	(5)	(21)	(47)
Purchases, sales, issuances and settlements, net	(4)	(135)	(215)
Trading Securities [Member] | U.S. states and political subdivisions [Member]
Assets:
Purchases	2	4	10
Sales	(2)	(2)	(12)
Issuances	0	0	0
Settlements	(5)	(1)	0
Purchases, sales, issuances and settlements, net	(5)	1	(2)
Trading Securities [Member] | Collateralized loan and other debt obligations [Member]
Assets:
Purchases	372	1,093	1,057
Sales	(357)	(1,203)	(1,174)
Issuances	0	0	0
Settlements	0	0	(4)
Purchases, sales, issuances and settlements, net	15	(110)	(121)
Trading Securities [Member] | Corporate debt securities [Member]
Assets:
Purchases	37	45	85
Sales	(50)	(45)	(106)
Issuances	0	0	0
Settlements	0	0	0
Purchases, sales, issuances and settlements, net	(13)	0	(21)
Trading Securities [Member] | Mortgage-backed securities [Member]
Assets:
Purchases	0	0	3
Sales	0	(1)	(1)
Issuances	0	0	0
Settlements	0	0	0
Purchases, sales, issuances and settlements, net	0	(1)	2
Trading Securities [Member] | Asset-backed securities [Member]
Assets:
Purchases	0	0	17
Sales	0	(5)	(47)
Issuances	0	0	0
Settlements	0	(9)	(40)
Purchases, sales, issuances and settlements, net	0	(14)	(70)
Trading Securities [Member] | Equity securities [Member]
Assets:
Purchases	0	0	0
Sales	(1)	0	0
Issuances	0	0	0
Settlements	0	(11)	(3)
Purchases, sales, issuances and settlements, net	(1)	(11)	(3)
Other trading asset [Member]
Assets:
Purchases	0	4	11
Sales	0	(27)	(1)
Issuances	0	0	1
Settlements	0	(1)	0
Purchases, sales, issuances and settlements, net	0	(24)	11
Available-for-sale securities [Member]
Assets:
Purchases	754	450	345
Sales	(118)	(432)	(305)
Issuances	782	829	868
Settlements	(1,319)	(2,449)	(2,628)
Purchases, sales, issuances and settlements, net	99	(1,602)	(1,720)
Available-for-sale securities [Member] | Debt securities [Member]
Assets:
Purchases	754	450	345
Sales	(118)	(432)	(301)
Issuances	782	829	868
Settlements	(1,319)	(2,425)	(2,583)
Purchases, sales, issuances and settlements, net	99	(1,578)	(1,671)
Available-for-sale securities [Member] | U.S. states and political subdivisions [Member]
Assets:
Purchases	28	0	73
Sales	(24)	(65)	(144)
Issuances	547	555	336
Settlements	(491)	(1,181)	(834)
Purchases, sales, issuances and settlements, net	60	(691)	(569)
Available-for-sale securities [Member] | Collateralized loan and other debt obligations [Member]
Assets:
Purchases	618	109	134
Sales	(54)	(325)	(34)
Issuances	0	0	0
Settlements	(299)	(355)	(503)
Purchases, sales, issuances and settlements, net	265	(571)	(403)
Available-for-sale securities [Member] | Corporate debt securities [Member]
Assets:
Purchases	36	200	21
Sales	(12)	(11)	(32)
Issuances	0	0	10
Settlements	(53)	(10)	(28)
Purchases, sales, issuances and settlements, net	(29)	179	(29)
Available-for-sale securities [Member] | Mortgage-backed securities [Member]
Assets:
Purchases	22	0	0
Sales	0	(30)	(75)
Issuances	0	0	0
Settlements	(5)	(22)	(8)
Purchases, sales, issuances and settlements, net	17	(52)	(83)
Available-for-sale securities [Member] | Residential [Member]
Assets:
Purchases	0	0	0
Sales	0	(22)	(44)
Issuances	0	0	0
Settlements	0	0	(2)
Purchases, sales, issuances and settlements, net	0	(22)	(46)
Available-for-sale securities [Member] | Commercial [Member]
Assets:
Purchases	22	0	0
Sales	0	(8)	(31)
Issuances	0	0	0
Settlements	(5)	(22)	(6)
Purchases, sales, issuances and settlements, net	17	(30)	(37)
Available-for-sale securities [Member] | Asset-backed securities [Member]
Assets:
Purchases	50	141	117
Sales	(28)	(1)	(16)
Issuances	235	274	522
Settlements	(471)	(857)	(1,210)
Purchases, sales, issuances and settlements, net	(214)	(443)	(587)
Available-for-sale securities [Member] | Auto loans and leases [Member]
Assets:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	0	(264)	(214)
Purchases, sales, issuances and settlements, net	0	(264)	(214)
Available-for-sale securities [Member] | Home equity loans [Member]
Assets:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	0	0	0
Purchases, sales, issuances and settlements, net	0	0	0
Available-for-sale securities [Member] | Other asset-backed securities [Member]
Assets:
Purchases	50	141	117
Sales	(28)	(1)	(16)
Issuances	235	274	522
Settlements	(471)	(593)	(996)
Purchases, sales, issuances and settlements, net	(214)	(179)	(373)
Available-for-sale securities [Member] | Equity securities [Member]
Assets:
Purchases	0	0	0
Sales	0	0	(4)
Issuances	0	0	0
Settlements	0	(24)	(45)
Purchases, sales, issuances and settlements, net	0	(24)	(49)
Available-for-sale securities [Member] | Perpetual preferred securities [Member]
Assets:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	0	(24)	(45)
Purchases, sales, issuances and settlements, net	0	(24)	(45)
Available-for-sale securities [Member] | Other marketable equity securities [Member]
Assets:
Purchases	0	0	0
Sales	0	0	(4)
Issuances	0	0	0
Settlements	0	0	0
Purchases, sales, issuances and settlements, net	0	0	(4)
Mortgages held for sale [Member]
Assets:
Purchases	87	202	208
Sales	(618)	(1,605)	(276)
Issuances	565	777	167
Settlements	(193)	(351)	(375)
Purchases, sales, issuances and settlements, net	(159)	(977)	(276)
Loans [Member]
Assets:
Purchases	21	72	76
Sales	(3,791)	0	0
Issuances	302	379	438
Settlements	(1,031)	(795)	(618)
Purchases, sales, issuances and settlements, net	(4,499)	(344)	(104)
Mortgage servicing rights [Member]
Assets:
Purchases	0	0	0
Sales	(66)	(3)	(7)
Issuances	2,204	1,556	1,196
Settlements	1	(6)	0
Purchases, sales, issuances and settlements, net	2,139	1,547	1,189
Derivative [Member]
Assets and Liabilities:
Purchases	36	27	3
Sales	(151)	(106)	(118)
Issuances	0	0	0
Settlements	(998)	(966)	(1,210)
Purchases, sales, issuances and settlements, net	(1,113)	(1,045)	(1,325)
Derivative [Member] | Interest rate contract [Member]
Assets and Liabilities:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	(1,003)	(1,137)	(1,255)
Purchases, sales, issuances and settlements, net	(1,003)	(1,137)	(1,255)
Derivative [Member] | Commodity contract [Member]
Assets and Liabilities:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	(2)	6	(2)
Purchases, sales, issuances and settlements, net	(2)	6	(2)
Derivative [Member] | Equity contract [Member]
Assets and Liabilities:
Purchases	29	15	0
Sales	(147)	(103)	(116)
Issuances	0	0	0
Settlements	(38)	6	(98)
Purchases, sales, issuances and settlements, net	(156)	(82)	(214)
Derivative [Member] | Foreign exchange contract [Member]
Assets and Liabilities:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	(1)	0	(14)
Purchases, sales, issuances and settlements, net	(1)	0	(14)
Derivative [Member] | Credit contract [Member]
Assets and Liabilities:
Purchases	7	12	3
Sales	(4)	(3)	(2)
Issuances	0	0	0
Settlements	46	158	159
Purchases, sales, issuances and settlements, net	49	167	160
Derivative [Member] | Other contract [Member]
Assets and Liabilities:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	0	1	0
Purchases, sales, issuances and settlements, net	0	1	0
Other assets [Member]
Assets:
Purchases	225	97	608
Sales	0	0	0
Issuances	0	0	0
Settlements	(1)	0	0
Purchases, sales, issuances and settlements, net	224	97	608
Short sale liabilities [Member]
Liabilities:
Purchases	0	21	20
Sales	0	(15)	(27)
Issuances	0	0	0
Settlements	0	0	0
Purchases, sales, issuances and settlements, net	0	6	(7)
Other liabilities [Member]
Liabilities:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	25	11	21
Purchases, sales, issuances and settlements, net	$ 25	$ 11	$ 21